Cover	Oct. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2023
Entity File Number	001-36007
Entity Registrant Name	PHYSICIANS REALTY TRUST
Entity Central Index Key	0001574540
Entity Tax Identification Number	46-2519850
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	309 N. Water Street, Suite 500
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	367-5600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false